Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of depreciation expense
Depreciation expenses on property, plant and equipment are as follows:

(in millions)	2022	2021	2020
Cost of revenue	$1,377	$1,309	$2,087
Research and development expenses	40	73	121
Selling, general and administrative expenses	30	29	30
Total	$1,447	$1,411	$2,238